Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2019
Financial Assets at Fair Value Through Profit or Loss
Summary of financial assets at fair value through profit or loss

Following is a summary of financial assets at fair value through profit or loss as of December 31, 2018 and 2019:

	December 31,	December 31,
	2018	2019
	(in thousands)
Equity securities-unlisted company	$9,768	13,500
Non-current	$9,768	13,500